Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Share Capital	Composition of share capital as of June 30, 2024, June 30, 2023, and December 31, 2023:
	June 30, 2024		December 31, 2023		June 30, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares, no par value	75,000,000	3,586,104	75,000,000	706,683	75,000,000	282,782
Composition of share capital:
	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	75,000,000	706,683	75,000,000	261,494

Schedule of Issued and Outstanding Share Capital

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2024	706,683

Issuance of share capital – in respect of Standby Equity Purchase Agreement (Note 6j)	980,452

Shares issued to consultants (Note 6e)	5,869

Issuance of share in respect of exercise of pre-funded October 2023 Warrants (Note 6i)	1,893,100

Balance at June 30, 2024	3,586,104

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2023	261,494

Issuance of share capital – in respect of investment in affiliate (Note 18f)	13,858

Share issued to a consultant (Note 19(a)(5))	7,942

Issuance of share capital – in respect of shelf prospectus	296

Issuance of share capital – in respect of August 2023 financing round (Note 18i)	237,500

Issuance of share capital – in respect of rounding errors	2,688

Issuance of share capital – in respect of October 2023 financing round (Note 18j)	182,905

Balance at December 31, 2023	706,683

Schedule of Warrants Fair Value was Calculated Using the Black-Scholes Option Pricing Model

The June 2022 Warrants’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	December 31, 2023	December 31, 2022
Dividend yield (%)	0	0
Expected volatility (%)	72	72
Risk-free interest rate (%)	3.872	3.97
Underlying share price ($)	4.88	19.656
Exercise price ($)	68.38	68.38
Warrants fair value ($)	192	2,396